Other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 4,971,057	$ 8,144,238
Other financial assets	4,979,292	8,147,815
Current	1,624,018	5,321,098
Non-current	3,355,274	2,826,717
Assets measured at amortized cost [Member]
Assets measured at fair value through profit or loss
Other financial assets	3,367	3,577
Hedging instruments [Member]
Assets measured at fair value through profit or loss
Other financial assets	4,868	0
Local currency
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	1,630,149	3,389,869
Foreign currency
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 3,340,908	$ 4,754,369